Leases - Lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Lease liabilities	€ 1,545	€ 1,619
Additions	34	131
Lease payments	(338)	(163)
Derecognition of lease liability due to termination	(47)	(31)
Interest expenses	60	67
Lease remeasurement		(78)
Lease liabilities	1,254	1,545
Office leases
Leases
Lease liabilities	1,259	1,350
Additions	34	11
Lease payments	(220)	(62)
Derecognition of lease liability due to termination	(2)	(18)
Interest expenses	52	57
Lease remeasurement		(78)
Lease liabilities	€ 1,123	1,259
Weighted average incremental borrowing rate	4.60%
Car leases
Leases
Lease liabilities	€ 286	270
Additions		120
Lease payments	(118)	(101)
Derecognition of lease liability due to termination	(45)	(13)
Interest expenses	8	10
Lease liabilities	€ 131	€ 286
Weighted average incremental borrowing rate	3.50%